                         SUPPLEMENT DATED MAY 28, 2004
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

  Effective June 1, 2004, the footnote included under the sales charge table in the section titled "Sales Charges --Class A Shares" of the prospectuses for each of Funds listed below is deleted and replaced in its entirety to read as follows:

 * A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

            SMITH BARNEY ARIZONA MUNICIPALS FUND September 26, 2003
              INC.

            SMITH BARNEY CALIFORNIA MUNICIPALS   June 27, 2003
              FUND, INC.

            SMITH BARNEY INCOME FUNDS
               SMITH BARNEY MUNICIPAL HIGH       November 28, 2003
                 INCOME FUND

            SMITH BARNEY INVESTMENT TRUST
               SMITH BARNEY INTERMEDIATE         March 29, 2004
                 MATURITY CALIFORNIA MUNICIPALS
                 FUND
               SMITH BARNEY INTERMEDIATE         March 29, 2004
                 MATURITY NEW YORK MUNICIPALS
                 FUND

             SMITH BARNEY MANAGED MUNICIPALS FUND June 27, 2003
               INC.
             SMITH BARNEY MASSACHUSETTS           March 29, 2004
               MUNICIPALS FUND

             SMITH BARNEY MUNI FUNDS
                FLORIDA PORTFOLIO                 July 29, 2003
                GEORGIA PORTFOLIO                 July 29, 2003
                LIMITED TERM PORTFOLIO            July 29, 2003
                NATIONAL PORTFOLIO                July 29, 2003
                NEW YORK PORTFOLIO                July 29, 2003
                PENNSYLVANIA PORTFOLIO            July 29, 2003

             SMITH BARNEY NEW JERSEY MUNICIPALS   July 29, 2003
               FUND, INC.
             SMITH BARNEY OREGON MUNICIPALS FUND  August 28, 2003

             SMITH BARNEY TRUST II
                SMITH BARNEY SHORT DURATION       February 28, 2004
                  MUNICIPAL INCOME FUND


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